Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities
Net loss	$ (17,275,818)	$ (682,724)
Adjustments to reconcile net loss to net cash from operating activities:
Loss on extinguishment of warrants		285,346
Depreciation	25,907	9,467
Amortization of right of use assets	434,880	303,869
Valuation allowance for deferred tax asset		342,122
Unrealized loss on digital assets	2,819,151
Realized loss on digital assets	2,974,088
Unrealized loss on investment in fund	39,910
Staking reward income	(94,633)
Gain on fair value of convertible notes	(3,681,139)
Loss on issuance of derivative and common stock	1,510,307
Gain on change in fair value of derivative liability	(66,754)	(2,024,942)
Consignment stock allowance expenses	1,658,866
Realized gain on investments		(50,675)
Loss on extinguishment of debts	4,818,933
Share based compensation	1,344,663
Changes in operating assets and liabilities
Accounts receivable	(300,603)	(184,493)
Inventory, at cost	(11,855)	(602,836)
Capital receivables of convertible notes		1,472,000
Deposits and other current assets	(3,429,540)	2,890
Prepaid offering costs	600,000	600,000
Accounts payable and accrued expenses	348,560	(96,647)
Deferred revenue	178,354	126,856
Income tax payable	(196,587)	(212,094)
Accrued employee benefits, non-current	9,420	10,657
Other long term provision	54,157
Operating lease liability	(304,862)	(315,186)
Net cash used in operating activities	(8,544,595)	(1,016,390)
Cash Flows from Investing Activities
Sales of investments		175,638
Investment in fund	(7,969,910)
Purchase of property and equipment	(315,294)
Investment in digital assets	(58,565,000)
Proceeds from sales of digital assets	16,254,989
Investment	(3,224)
Net cash (used in) from investing activities	(50,598,439)	175,638
Cash Flows from Financing Activities
Net activity on due to related parties	5,547	(23,525)
Dividend declared	(1,038,027)
Funds raised in Registered Direct Offering, gross		3,496,303
Funds raised in financing liabilities	945,000	212,679
Payments of financing liabilities	(615,015)
Fund raised in convertible notes	63,945,000
Fund raised in new shares issue	8,042,737
Repurchase of shares	(15,578)
Repurchase of warrants		(896,415)
Net cash from financing activities	71,269,664	2,789,042
Foreign currency translation adjustment	(98,424)	3,518
Change in cash and cash equivalents	12,028,206	1,951,808
Cash and cash equivalents at beginning of period	2,890,822	939,014
Cash and cash equivalents at end of period	14,919,028	2,890,822
Supplemental Cash Flow Information
Cash paid for income taxes		243,294
Cash paid for interest	116,014
Non-Cash Investing and Financing Activities
Warrants issued to investor		2,569,320
Warrants issued to placement agent		119,902
Conversion of notes payable	26,983,911
Right of use assets through lease obligations	$ 2,151,613